Provisions (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Provisions
The Company’s current provisions were provisions for sales returns and allowances.

Sales Returns and Allowances
NT$ (In Millions)
Year Ended December 31, 201 7

Balance, beginning of year	$18,037.8
Provision	44,833.6
Payment	(48,884.7)
Effect of exchange rate changes	(24.9)

Balance, end of year	$13,961.8